Share capital (Details) $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 15, 2025 CAD ($) shares	Jan. 15, 2025 CAD ($) shares	Aug. 07, 2025 CAD ($) shares	Jun. 30, 2025 CAD ($) shares	Jun. 30, 2024 CAD ($)	Jun. 30, 2025 CAD ($) shares	Jun. 30, 2024 CAD ($)	May 07, 2025	Feb. 01, 2025 shares
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares				$ 32	$ 40	$ 96	$ 144
Shares issued from treasury, discount, percentage								2.00%
Number of shares issued (in shares) | shares	10,701,213	9,540,786
Number of shares outstanding (in shares) | shares	312,818,741	308,654,258
Issue of common shares	$ 319	$ 314
First Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares repurchased and retired (in shares) | shares				2,275,526		4,362,531
Cancellation of treasury shares				$ 57		$ 109
Payments to acquire or redeem entity's shares				39		76
Reduction of issued capital				$ 18		$ 33
First Preferred Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares repurchased and retired (in shares) | shares			1,128,138
Cancellation of treasury shares			$ 28
Payments to acquire or redeem entity's shares			21
Reduction of issued capital			$ 7
Series AF Convertible Preference Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares) | shares									8,050
Share conversion ratio				1		1
Series AE Convertible Preference Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares) | shares									2,479,334
Share conversion ratio				1		1